Consolidated statements of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Net income
Revenues		$ 18,448	$ 19,293		$ 17,311
Costs		(13,348)	(13,910)		(13,853)
Gross profit		5,100	5,383		3,458
Selling expenses		(2,088)	(2,132)		(1,804)
Administrative expenses		(830)	(836)		(705)
Exploration expenses		(116)	(239)		(61)
Reversal / (Impairment) of property, plant and equipment and inventories write-down		4	(87)		(2,288)
Other net operating results		(330)	(609)		152
Operating profit / (loss)		1,740	1,480		(1,248)
Income from equity interests in associates and joint ventures		122	396		94
Financial income		105	134		334
Financial costs		(1,087)	(1,169)		(1,149)
Other financial results		30	179		311
Net financial results		(952)	(856)		(504)
Net profit / (loss) before income tax		910	1,020	[1]	(1,658)	[1]
Income tax		(1,709)	1,373		381
Net (loss) / profit for the year		(799)	2,393		(1,277)
Items that may be reclassified subsequently to profit or loss:
Translation effect from subsidiaries, associates and joint ventures		(258)	(103)		(442)
Result from net monetary position in subsidiaries, associates and joint ventures	[2]	190	527		221
Gains / (losses) reclassified to profit or loss due to the acquisition and/or disposal of subsidiaries, associates and joint ventures		46
Other comprehensive income for the year		(22)	424		(221)
Total comprehensive income for the year		(821)	2,817		(1,498)
Net (loss) / profit for the year attributable to:
Shareholders of the parent company		(826)	2,348		(1,312)
Non-controlling interest		27	45		35
Other comprehensive income for the year attributable to:
Shareholders of the parent company		(7)	353		(190)
Non-controlling interest		(15)	71		(31)
Total comprehensive income for the year attributable to:
Shareholders of the parent company		(833)	2,701		(1,502)
Non-controlling interest		$ 12	$ 116		$ 4
Earnings per share attributable to shareholders of the parent company:
Basic		$ (2.11)	$ 5.99		$ (3.35)
Diluted		$ (2.11)	$ 5.99		$ (3.35)

[1]	See Note 2.d).
[2]	Results generated by subsidiaries, associates and joint ventures with the peso as functional currency, see Note 2.b.1).